Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues
Contract revenue	$ 1,082,141	$ 892,190	$ 1,794,547	$ 1,558,497	$ 5,545,468	$ 565,316
Grant revenue	17,686	526,058	121,566	770,348	1,497,548	2,658,836
Total revenues	1,099,827	1,418,248	1,916,113	2,328,845	7,043,016	3,224,152
Cost of revenues	(816,702)	(1,034,584)	(1,344,101)	(1,663,565)	(5,313,855)	(2,544,285)
Gross profit	283,125	383,664	572,012	665,280	1,729,161	679,867
Operating expenses:
Research and development	1,442,914	1,213,224	2,472,798	2,243,845	5,086,535	$ 5,071,179
Acquired in-process research and development					4,000,000
General and administrative	874,962	866,271	1,692,232	1,707,175	3,403,975	$ 2,765,230
Total operating expenses	2,317,876	2,079,495	4,165,030	3,951,020	12,490,510	7,836,409
Loss from operations	(2,034,751)	(1,695,831)	(3,593,018)	(3,285,740)	(10,761,349)	(7,156,542)
Other income (expense):
Change in fair value of warrant liability	(1,943,494)	746,992	(4,955,110)	(995,098)	3,436,195	(3,654,770)
Interest income	551	322	1,112	613	1,310	1,960
Total other income (expense)	(1,942,943)	747,314	(4,953,998)	(994,485)	3,437,505	(3,652,810)
Net loss before income taxes					(7,323,844)	(10,809,352)
Income tax benefit					616,872	750,356
Net loss	$ (3,977,694)	$ (948,517)	$ (8,547,016)	$ (4,280,225)	$ (6,706,972)	$ (10,058,996)
Basic and diluted net loss per share	$ (0.15)	$ (0.05)	$ (0.34)	$ (0.22)
Basic and diluted weighted average common shares outstanding	25,726,264	19,949,539	25,066,038	19,844,505
Basic net loss per share					$ (0.32)	$ (0.65)
Diluted net loss per share					$ (0.43)	$ (0.65)
Basic weighted average common shares outstanding					20,638,421	15,463,256
Diluted weighted average common shares outstanding					23,584,944	15,463,256